13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021
Shares		Fair Value
	COMMON STOCK - 98.1%
	AEROSPACE & DEFENSE - 4.5%
366,320	Howmet Aerospace, Inc. *	$ 12,627,050

	ASSET MANAGEMENT - 4.2%
514,343	Pershing Square Tontine Holdings Ltd. *	11,706,447

	AUTOMOTIVE - 3.0%
71,405	Autoliv, Inc. *	6,980,553
61,486	Veoneer, Inc. *	1,417,252
		8,397,805
	BIOTECH & PHARMA - 11.0%
422,000	Alkermes PLC *	10,347,440
359,910	Elanco Animal Health, Inc. *	12,485,278
611,983	Ironwood Pharmaceuticals, Inc. *	7,876,221
		30,708,939
	CHEMICALS - 7.6%
422,878	GCP Applied Technologies, Inc. *	9,836,142
245,800	Olin Corp.	11,370,708
		21,206,850
	COMMERCIAL SUPPORT SERVICES - 3.9%
292,209	Aramark	10,884,785

	FOOD - 6.8%
304,500	AppHarvest, Inc. *	4,872,000
190,576	Hain Celestial Group, Inc. *	7,645,909
144,845	TreeHouse Foods, Inc. *	6,448,499
		18,966,408
	HEALTH CARE FACILITIES & SERVICES - 3.2%
298,655	MEDNAX, Inc. *	9,004,448

	HOME & OFFICE PRODUCTS - 3.5%
352,472	Newell Brands, Inc.	9,682,406

	INSURANCE - 2.1%
102,000	eHealth, Inc. *	5,956,800

	LEISURE FACILITIES & SERVICES - 4.3%
115,328	Papa John's International, Inc.	12,044,856

	MEDICAL EQUIPMENT & DEVICES - 3.0%
128,120	Merit Medical Systems, Inc. *	8,284,239

	METALS & MINING - 1.2%
91,542	Arconic Corp. *	3,260,726

	OIL & GAS PRODUCERS - 4.5%
144,707	Cheniere Energy, Inc. *	12,551,885

	PUBLISHING & BROADCASTING - 2.3%
559,700	Pearson PLC - ADR	6,498,117

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
Shares		Fair Value
	REAL ESTATE OWNERS & DEVELOPERS - 4.3%
122,258	Howard Hughes Corp. *	$ 11,915,265

	RENEWABLE ENERGY - 2.9%
152,143	Enviva Partners, L.P.	7,973,815

	SOFTWARE - 11.1%
230,300	ACI Worldwide, Inc. *	8,553,342
474,608	Box, Inc. *	12,126,234
478,100	Evolent Health, Inc. *	10,097,472
		30,777,048
	TECHNOLOGY HARDWARE - 2.8%
87,035	Seagate Technology PLC	7,652,988

	TECHNOLOGY SERVICES - 5.4%
172,021	Green Dot Corp. *	8,059,184
70,000	Insight Enterprises, Inc. *	7,000,700
		15,059,884
	TRANSPORTATION EQUIPMENT - 2.9%
303,084	Trinity Industries, Inc.	8,149,929

	WHOLESALE - DISCRETIONARY - 3.6%
203,457	LKQ Corp. *	10,014,154

	TOTAL COMMON STOCK (Cost - $200,519,227)	273,324,844

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
5,299,319	First American Government Obligations Fund - Institutional Class, 0.03% ** (Cost - $5,299,319)	5,299,319

	TOTAL INVESTMENTS - 100.0% (Cost - $205,818,546)	$ 278,624,163
	OTHER ASSETS LESS LIABILITIES - NET - (0.0) %	(51,280)
	NET ASSETS - 100.0%	$ 278,572,883

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2021.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company